Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
OPERATING EXPENSES:
Research and development	$ 7,453			$ 2,726			$ 18,582	$ 6,111	$ 11,471	$ 3,703
General and administrative	3,294			598			9,331	1,418	2,047	582
Total operating expenses	10,747			3,324			27,913	7,529	13,518	4,285
LOSS FROM OPERATIONS	(10,747)			(3,324)			(27,913)	(7,529)	(13,518)	(4,285)
OTHER INCOME (EXPENSE), NET:
Interest income (expense), net	34			(584)			33	(1,400)	(1,642)	3
Other expense				(373)				(873)	(1,140)
Total other income (expense), net	34			(957)			33	(2,273)	(3,003)	3
Net loss	(10,713)	$ (8,437)	$ (8,730)	(4,281)	$ (3,185)	$ (2,335)	(27,880)	(9,802)	(16,521)	(4,282)
Net loss attributable to common stockholders—basic	(10,713)			(4,281)			(27,880)	(9,802)	(16,521)	(4,282)
Net loss attributable to common stockholders— diluted	$ (10,713)			$ (4,281)			$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Net loss per share attributable to common stockholders—basic and diluted	$ (0.63)			$ (0.78)			$ (1.98)	$ (1.79)	$ (3.01)	$ (0.79)
Weighted-average common stock outstanding—basic and diluted	17,095,870			5,497,871			14,085,579	5,473,414	5,483,149	5,406,513